Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2019
SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS
Disclosure Of Sector Regulations And Electricity System Operations Explanatory

4.    SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS.

a)  Regulatory framework:

The electricity sector is regulated by the General Law of Electrical Services No. 20,018 (Chilean Electricity Law), also known as DFL No. 1 of 1982, of the Ministry of Mining, whose compiled and coordinated text was established in DFL No. 4 issued in 2006 by the Ministry of Economy (the Electricity Law), as well as by an associated Regulation (D.S. No. 327 issued in 1998).

Three government bodies are primarily responsible for enforcing this law: the National Energy Commission (CNE in its Spanish acronym), which has the authority to propose regulated tariffs (node prices) and to draw up indicative plans for the construction of new generating units; the Superintendency of Electricity and Fuels (SEF), which supervises and oversees compliance with the laws, regulations, and technical standards that govern the generation, transmission, and distribution of electricity, as well as liquid fuels, and gas; and the Ministry of Energy, which is responsible for proposing and guiding public policies on energy matters. It also oversees the SEF, the CNE, and the Chilean Commission for Nuclear Energy (CChEN in its Spanish acronym), thus strengthening coordination and allowing for an integrated view of the energy sector. The Ministry of Energy also includes the Agency for Energy Efficiency and the National Center for Innovation and Development of Sustainable Energy (Centro Nacional para la Innovación y Fomento de las Energías Sustentables, or CIFES). The Chilean Electricity Law has also established a Panel of Experts whose main task is to resolve potential discrepancies among the participants in the electricity market, including electricity companies, system operators, regulators, etc.

From a physical point of view, the Chilean power sector is divided into three electrical grids: the Sistema Electrico Nacional (SEN) and two separate medium-size grids in southern Chile, one in Aysén and the other in Magallanes. The SEN was incorporated in November 2017 through the interconnection of the Sistema Interconectado Central (SIC) and the Sistema Interconectado del Norte Grande (SING). Prior to the interconnection, the SIC was the main electrical grid, running 2,400 km. longitudinally and connecting the country from Taltal in the north, to Quellón on the island of Chiloé in the south. The SING covered the northern part of the country, from Arica down to Coloso, covering a length of about 700 km.

The electricity industry is organized into three business activities: generation, transmission, and distribution, all operating in an interconnected and coordinated manner, and whose main purpose is to supply electrical energy to the market at minimum cost while maintaining the quality and safety service standards required by the electrical regulations. As essential services, the power transmission and distribution businesses are natural monopolies; these segments are regulated as such by the Chilean Electricity Law, which requires free access to networks and regulates tariffs.

Under the Chilean Electricity Law, the electricity market coordinates their operations through a centralizing operating agent, the Coordinador Eléctrico Nacional (CEN), in order to operate the system at minimum cost while maintaining reliable service, and the SEN. The CEN plans and operates the systems, including the calculation of the so-called “marginal cost,” which is the price assigned to energy transfers among power generating companies.

Consumers are classified according to the size of their demand as regulated or unregulated clients. Regulated customers are those customers who have a connected capacity of less than 5,000 kW. Without prejudice to this, customers with power connected between 500 kW and 5,000 kW may opt for an unregulated or regulated rate regime.

Limits on integration and concentration

Chile has legislation in effect that defends free competition and, together with specific regulations that apply to the electricity market, defines criteria to avoid certain levels of economic concentration and/or abusive market practices. In principle, the regulator allows the participation of companies in different activities (e.g. generation, distribution, and commercialization) as long as there is an adequate separation of each activity, for both accounting and corporate purposes. Nevertheless, most of the restrictions imposed involve the transmission sector mainly due to its nature and the need to guarantee adequate access to all agents.

The Chilean Electricity Law establishes limits for participation of generation or distribution companies in the Trunk Transmission Systems, and prohibits participation of Trunk Transmission Systems’ companies in the generation and distribution segment.

a.1  Generation Segment

Generation companies must comply with the operation plan of the CEN. However, each generation company is free to decide whether to sell its energy to regulated or unregulated customers. Any surplus or deficit between a company’s sales to its customers and its energy supply is sold to, or purchased from, other generators at the spot market price.

A generation company may have the following types of customers:

(i)

Unregulated customers: Those customers, mainly industrial and mining companies, with a connected capacity higher than 5,000 kW. These customers can freely negotiate prices for electrical supply with generators and/or distributors. Those customers with connected capacity between 500 and 5,000 kW have the option to contract energy at prices agreed upon with their suppliers or be subject to regulated prices, with a minimum term of at least four years under each pricing system.

(ii)	Distribution companies that supply power to regulated customers: Participation in public tenders regulated by the CNE for the supply to their unregulated customers through bilateral contracts.
(iii)

Other Generating Companies: The relationship between generating companies could occur through bilateral contracts or through Spot Market or short-term transfers. The latter correspond to energy and power transactions between generating companies that result from the coordination performed by the CEN to achieve the economic operation of the system; the excesses (deficits) of its production in relation to its commercial commitments are transferred through sales (purchases) to the other part of the system generators, valuing the energy at marginal cost and the power at the corresponding node price fixed every six months by the authority.

In Chile, the capacity that must be paid to each generator depends on an annual calculation performed by the CEN to determine the sufficiency capacity of each power plant, which is not the same as the dispatched capacity.

Non-Conventional Renewable Energy

Law No. 20,257 was enacted in April of 2008 to encourage the use of Non-Conventional Renewable Energy (NCRE). The principal aspect of this law is that at least 5% of the energy sold by generation companies to their customers must come from renewable sources between years 2010 and 2014. This requirement progressively increases by 0.5% from 2015 until 2024, when a 10% renewable energy requirement will be reached. This law was amended in 2013 by Law No. 20,698, referred to as the “20/25 law,” as it establishes that by 2025, 20% of energy supplied must be generated by NCRE. It does not change the previous law’s plan for supplying energy under agreements in effect at July 2013.

a.2 Transmission Segment

The transmission segment is comprised of a combination of lines, substations and equipment for the transmission of electricity from the production points (generators) to the centers of consumption or distribution, which do not correspond to distribution facilities. The transmission segment is divided into National Transmission System, Development Poles Transmission System, Zonal Transmission System and Dedicated Transmission System. The International Interconnection Systems, which are governed by special rules, are also part of the transmission segment.

The transmission system is open access, and transmission companies may impose rights of way over the available transmission capacity under non-discriminatory conditions. The fees of the existing facilities of the National and Zonal Transmission Systems is determined through a tariff setting process that is carried out every four years. In that process, the Annual Value of the Transmission is determined, which comprises efficient operation and maintenance costs and the annuity of the investment value, determined on the basis of a discount rate fixed by the authority on a quarterly basis (minimum 7% after tax) and the economic useful life of the facilities.

The planning of the National and Zonal Transmission Systems a regulated and centralized process, in which the CEN annually issues an expansion plan report, which is published by the CEN to receive proposals from companies. The expansion plan report can receive comments from participants and must be approved ultimately by the CEN.  The expansions of both systems are carried out through open tenders, distinguishing between new projects (with tenders open to any bidder) and expansion of existing facilities projects (participation in the expansion corresponds to owners of the original facilities under modification). Both types of tenders are managed by the CEN. The bids correspond to the value resulting from the tender, which constitutes the revenues for the first 20 years from the start of operations. As of year 21, the fees of such transmission facilities are determined as if they were existing facilities.

The current regulations define that the transmission is remunerated by the sum of the tariff revenues and the collection of charges for the use of the transmission system. This charge is defined (Ch$ / kWh) by the CNE, on a half-yearly basis.

a.3 Distribution segment

The distribution segment is defined for regulatory purposes as all electricity supplied to end customers at a voltage no higher than 23 kV. Distribution companies operate under a distribution public utility concession regime, with service obligations and regulated tariffs for supplying regulated customers.

Customers are classified based on their demand as regulated and unregulated. Regulated customers are those with connected capacity of more than 5,000 kW. Customers with connected capacity between 500 kW and 5,000 kW can choose either a regulated or an unregulated regime.

Distribution companies can supply both regulated customers, under supply conditions regulated by the Chilean Electricity Law, and unregulated customers, whose supply conditions are freely negotiated and agreed in bilateral contracts with energy suppliers (generation or distribution companies).

Regarding price regulation, the Chilean Electricity Law establishes that distribution companies must permanently have available energy supply, on the basis of open, non-discriminatory and transparent public tenders. These bidding processes are managed by the CNE and are carried out at least five years in advance. The result of the process is a “pay as bid” contract, with an extension up to 20 years. In case of unforeseen deviations in the projections of demand, the regulator has the authority to carry out short-term tenders. In addition, a reimbursement mechanism exists allowing supply without contract and regulating corresponding tariffs.

Tariffs in this segment are set every four years, based on a cost study to determine the Value Added of Distribution (VAD). The determination of the VAD is based on an efficient model business scheme and the typical area concept.

To determine the VAD, the CNE classifies companies with similar distribution costs into groups called “typical areas”. For each typical area, the CNE orders a study from independent consultants, in order to determine the costs associated with a model efficient company, considering overhead, average energy and power losses and standard investment, maintenance and operation costs associated with distribution, and including some restrictions faced by actual distribution companies. Annual investment costs are calculated considering the New Replacement Value (VNR) of the facilities adapted to the demand, their useful life and an update rate, calculated every four years by the CNE.

On December 21, 2019, the Ministry of Energy published Law No. 21,194 (Short Law) that reduces the profitability of distribution companies, wich cannot be less than 6% or greater than 8% a year after tax, and improves the electricity distribution tariff process. As a result, the process for determining distribution tariffs in the 4-year period 2020-2024 incorporates the provisions of this Short Law.

Subsequently, tariffs are structured and the economic after tax rate of return is validated, and that rate cannot differ by more than two points upwards and three points downwards from the rate defined by the CNE.

Additionally, every four years a review of services associated with the calculation of VAD is carried out, which do not represent energy supply and which the Free Competition Court qualifies as subject to tariff regulation.

The Chilean distribution tariff model is a consolidated model, which already had eight cycles of tariff settings since the enactment of the General Electric Services Law in 1982.

b)  Regulatory Developments in 2019

Laws Published in 2019

Law No. 21,185, of the Ministry of Energy, published on November 2, 2019 sets up a Transitional Mechanism for the Stabilization of Electric Power Prices for Customers subject to Tariff Regulation. Through this Law, between July 1, 2019 and December 31, 2020, the prices to be charged to regulated customers are kept at the same price levels defined for the first half of 2019 (Decree 20T / 2018) and will be called “ Stabilized Price to Regulated Client ”(PEC). Between January 1, 2021 and until the end of the stabilization mechanism, the prices will be those established semi-annually in accordance with article 158 of the Electricity Law, but may not exceed the PEC adjusted for the Consumer Price Index as of January 1, 2021 based on the same date (adjusted PEC). The differences that occur between the billing applying the stabilization mechanism and the theoretical billing considering the price that would have been applied in accordance with the conditions of the respective contracts with the electricity distribution companies, will generate an account receivable in favor of the electricity generation companies with a limit of US 1.35 billion until 2023. All billing differences will be denominated in US dollars and will not accrue interest until December 31, 2025The balance must be recovered no later than December 31, 2027.

Law No. 21,194, of the Ministry of Energy, published on December 21, 2019, effective as of that same date reduces the profitability of distribution companies and improves the electricity distribution’s tariff process. Through this Law, the proportion of consideration  of two thirds for the VAD study carried out by the CNE and one third for the VAD study carried out by the distribution companies is eliminated, and is replaced with a single study requested by the CNE. On the other hand, the rate for updating the calculation of annual investment costs is changed from the actual annual 10% to a rate calculated by the CNE every four years, which cannot be less than 6% or greater than 8% a year after tax. The distribution companies’ after-tax rate of return may not differ by more than two points upwards and three points downwards from the rate defined by the CNE. Additionally, as of January 2021, distribution companies must have a single line of business.

CNE 2019 Regulatory Plan

Under the Exempt Resolution No. 790 dated December 10, 2018, in accordance with the provisions of Article 72-19 of the General Electric Services Law, the CNE published its Annual Work Plan for the preparation of the technical regulations for 2019. The document defines the general guidelines and the program priorities of the CNE’s Regulatory Work Plan 2019 and the pending regulatory procedures of the 2018 Work Plan, the preparation of which continued being performed during 2019.

Regulations Published in 2019

Regulation of Supplementary Services. On March 27, 2019, the Ministry of Energy approved Decree No. 113/2017 which is the Supplementary Services Regulation referred to in article No. 72-7 of the General Law of Electric Services, . This Decree's effective date is January 1, 2020.

2017 Transmission Expansion Plan

In accordance with the stages of the process established in the law, on November 8, 2018, the Chilean Ministry of Energy published Exempt Decree No. 293/2018 establishing the Expansion Works of the National and Zonal Transmission Systems that must start their tender process in the next twelve months. Subsequently, on August 13, 2019, it published Exempt Decree No. 202/2019 which revises the prior Decree regarding the Extension Works.

On January 9, 2019, the Ministry of Energy published Exempt Decree No. 4/2019 establishing the New Works of the National and Zonal Transmission Systems who must start their tender process in the next twelve months.

2018 Transmission Expansion Plan

According to the stages of the Transmission Expansion Plan, the CNE issued the Final Technical Report through Exempt Resolution No. 14 on January 11, 2019. Subsequently, the persons concerned filed their discrepancies before a Panel of Experts in a public hearing. In this regard, the CNE issued the Final Technical Report by means of Exempt Resolution No. 334 dated May 29, 2019.

In accordance with the stages of the process established in the law, on September 24, 2019, the Ministry of Energy published Exempt Decree No. 231/2019 establishing the New Works of the National and Zonal Transmission Systems who must start their tender process or study of the allocated capacity in the next twelve months.

On August 10, 2019, it published Exempt Decree No. 198/2019 establishing the Expansion Works of the National and Zonal Transmission Systems who must start their tender process in the next twelve months. Such relates to the expansion plan of 2018.

2019 Transmission Expansion Plan

According to article 91 of Law 20,936/2016, which establishes the Transmission Planning Procedure, the CNE has the obligation to send to the CNE, the proposal to expand the different segments of the transmission system. On January 22, 2019 the document with the proposal was generated.

The CNE summoned all interested parties to submit proposals for Transmission Expansion projects until April 22, 2019, in accordance with the provisions of article 91 of the Law.

On December 23, 2019, the CNE issued an Exempt Resolution No. 801 Updating the Citizen Participation Registry of the corresponding Annual Transmission Planning Process, in accordance with the provisions of article 90 of the General Law of Electrical Services and establishes a consolidated list of participants and interested users and institutions.

c. Tariff Revisions:

c.1  Distribution Tariff Setting

The process of setting tariffs for the four-year period 2016-2020 ended on August 24, 2017 with the publication of the Decree No. 11T/2016 in the Official Gazette. This decree established tariff formulas at the distribution level, and was effective as of November 4, 2016.

On June 27, 2018, the Ministry of Energy published  the Decree No. 2T/2018, which sets the power adjustment factor of the tariff formulas applicable to supplies, subject to regulated prices which applies for the four years  November 2016 - November 2020.

Decree No. 5T of the Ministry of Energy became effective on September 28, 2018. This decree updated Decree No. 11T of 2016 of the Ministry of Energy. Therefore, it updated tariffs for the electricity distribution segment in effect until the next tariff setting.

On July 26, 2019, through Resolution No. 15699/2019, SEF implemented  an action plan to make effective the adjustment indicated in Resolution No. 490/2019 of CNE, with  respect to Decree No. 5T/2018 of the Ministry of Energy. The validity of the adjustment was retroactive from September 28, 2018.

The tariffs applied in 2019 to end customers were determined based on the following decrees and resolutions:

i.

Decree No. 11T/2016 published in the Official Gazette on August 24, 2017, set the tariff indexation formulas applicable to energy supplies subject to regulated prices. Tariffs were retroactively applied from November 4, 2016.

ii.

Decree No. 2T/2018, which sets the power adjustment factor of the tariff formulas applicable to supplies subject to regulated prices, published in the Official Gazette on June 27, 2018 and which applies for the four years between November 2016 to November 2020.

iii.

Decree No. 5T/2018, which sets tariff formulas applicable to electricity supplies subject to regulated prices listed in Decree No. 11T dated 2016 of the Ministry of Energy, published in the Official Gazette on September 28, 2018 and which is effective from its publication date.

iv.

SEF Resolution No15699/2019, which implements an  adjustment action plan indicated in the CNE Resolution No 490/2019, issued by CNE, regarding Decree No. 5T/ 2018 of the Ministry of Energy, with retroactive effect from September 28, 2018 and which is effective until November 3, 2020.

v.

Decree No. 6T/2017, which fixes Annual Value per Tranche of the Zonal and Dedicated Transmission Facilities used by users subject to price regulation, their tariffs and indexing formulas for the two-year period 2018-2019, published by the Ministry of Energy in the Official Gazzete on October 5, 2018, which has effect from January 1, 2018 to December 31, 2019.

vi.	Tariff Decrees

Average node prices:

On September 28, 2018, the Ministry of Energy published Decree No. 7T/2018 in the Official Gazette, which sets the regulated prices for electricity supplies and sets adjustments and surcharges for the application of the Residential Tariff Equality Mechanism, with retroactive effect from July 1, 2018.

On May 6, 2019, the Ministry of Energy published Decree No. 20T/2018 in the Official Gazette, which sets the regulated prices for electricity supplies and sets adjustments and surcharges for the application of the Residential Tariff Equality Mechanism, with retroactive effect from January 1, 2019.

On October 5, 2019, the Ministry of Energy published Decree No.7T/2019 in the Official Gazette, which sets the regulated  prices for electricity supplies and sets adjustments and surcharges for the application of the Residential Tariff Equality Mechanism, with retroactive effect from July 1, 2019.

On November 2, 2019, the Ministry of Energy published Law No. 21,185 that creates a transitional mechanism for the stabilization of electric energy prices for customers subject to tariff regularization. Article 5 of this Law repeals Decree No. 7T/ 2019, and extends the validity of Decree No. 20T/2018 from its original validity until the publication of the decree of average regulated node price that corresponds after the entry into force of the law.

Short-term node prices:

The Ministry of Energy published Decree No. 1T/2018 on June 28, 2018, which fixed node prices for electricity supplies, with retroactive effect from April 1, 2018

On February 8, 2019, the Ministry of Energy published Decree No. 12T/2018, which sets the regulated prices for electricity supplies, with retroactive effect from October 1, 2018.

On June 5, 2019, the Ministry of Energy published Decree No. 1T/2019, which sets the regulated prices for electricity supplies, with retroactive effect from April 1, 2019.

On October 23, 2019, the Ministry of Energy published the Decree No. 9T/2019, which sets the regulated prices for electricity supplies, with retroactive effect from October 1, 2019.

c.2 Setting of Service Tariffs Associated with Distribution

The Ministry of Energy published Decree No. 13T/2018 in the Official Gazette on July 24, 2018. This decree established tariffs for Non-Consistent Services in Energy Supplies associated with electricity distribution. These tariffs have been in force since the publication of the decree and they are in effect to date.

c.3 Subtransmission Tariff Setting

The Ministry of Energy published Decree No. 6T/2017 on October 5, 2018. This decree set annual value per tranche of the Zonal and Dedicated transmission facilities used by users subject to price regulation, their tariffs and indexation formulas for the two-year period 2018-2019.

c.4 Transmission Tariff Setting 2020‑2023

In the framework of the process of Transmission Tariff Setting 2020-2023, the processes of Qualification of Facilities of the Transmission Systems, Setting of Useful Life of the Transmission Facilities and definition of the Technical and Administrative Bases for the Study of Valuation of Transmission Facilities are in progress.

In this context, for the purposes of the Qualification Process of Transmission System Facilities for the period 2020-2023, the CNE, issued the preliminary technical report defining which transmission facilities correspond to each segment (National, Zonal and Dedicated) dated April 9, 2019.   In compliance with the stages established by the regulations, the CNE through Exempt Resolution No. 244 issued the Final Technical Report..

Also, for the purposes of the process of Setting of Useful Life of the Transmission Facilities,on June 5, 2018, the CNE approved the Final Technical Report that determines Useful Lives, by means of Exempt Resolution No. 412.

Finally, for the purposes of the definition of the Technical and Administrative basis for the Study of Valuation of Transmission Facilities, the CNE published the Technical and Administrative Preliminary for the end of 2017, which in general terms, this document regulates the contracting process of the tariff study and defines the rules for carrying out the tariff study of the entire transmission system, defining the tender of two studies: one for National facilities and another for Zonal and Dedicated facilities

On April 26, 2019, and in compliance with the stages contemplated by the Law, the CNE through Exempt Resolution No.272, approved the Definitive Technical and Administrative Bases for conducting the Valuation Studies of the Transmission Systems. On December 11, 2019, the CNE issued Exempt Resolution No. 766 that rectifies the previous resolution.

Following the stages of the process established by the Law, the CNE established a committee for the adjudication and supervision of the valuation studies of the Transmission facilities, through Exempt Resolution No. 271 dated April 26, 2019. Additionally, through Exempt Resolution No. 678 dated October 24, 2019, it approved the Service Provision Contract for the National Transmission Study.

c.5  Energy Tenders

Under the new law for energy tenders, three bidding processes have been carried out: Supply Bidding No. 2015/01, Supply Bidding No. 2015/02 and Supply Bidding No. 2017/01. In addition, the CNE declared the start of a fourth process called Supply BiddingNo. 2019 01/2019.

Supply Bidding No. 2015/02 was launched in June 2015 and finalized in October 2015. The final outcome of the process resulted in three energy blocks awarded for a total of 1.2 GWh per year (100%) at a weighted average price of US$ 79.3 per MWh.

Supply Bidding No. 2015/01 was launched in May 2015 and finalized in July 2016. The final outcome of the process resulted in five energy blocks awarded for a total of 12.4 GWh (100%) to 84 companies at a weighted average price of US$ 47.6 per MWh.

Enel Generación Chile was awarded with 5.9 TWh per year, which represents 47.6% of the total energy awarded.

Supply Bidding No. 2017/01 was launched in January, 2017 and finalized in November 2017. The final outcome of the process resulted in five energy blocks awarded to five companies for a total of 2,200 GWh per year at a weighted average price of US$ 32.5 per MWh.

Enel Generación Chile was awarded with 1.2 TWh per year, which represents 54% of the total energy awarded.

During 2019, the Supply Bidding No. 2019/01 process began, which contemplates a total amount of 5.8TWh per year to be tendered, with a validity period between 2026 and 2040. The closing date for the presentation of bids, is May 27, 2020, as announced by the CNE.